PIMCO Funds

Supplement Dated December 13, 2019 to the

Statement of Additional Information dated July 31, 2019, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Global Core Asset Allocation Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return ESG Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund

As previously disclosed, effective December 11, 2019, the PIMCO Global Core Asset Allocation Fund is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi and Emmanuel Sharef. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV are jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Total Return ESG Fund is jointly and primarily managed by Scott Mather, Mark Kiesel, Mohit Mittal and Jelle Brons. In addition, as previously disclosed, effective December 11, 2019, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Nic Johnson, Greg Sharenow and Steve Rodosky. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund are jointly and primarily managed by Nic Johnson, Steve Rodosky and Daniel He. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Long-Term Real Return Fund and PIMCO Real Return Fund are jointly and primarily managed by Steve Rodosky and Daniel He.

Accordingly, effective December 11, 2019, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
He23
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	2	$593.51	0	$0.00

[23]

Effective December 11, 2019, Mr. He co-manages the PIMCO Inflation Response Multi-Asset Fund ($1,021.2 million), the PIMCO Long-Term Real Return Fund ($1,562.5 million), the PIMCO Real Return Fund ($9,785.9 million) and the PIMCO RealEstateRealReturn Strategy Fund ($1,523.4 million).

In addition, effective December 11, 2019, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 11, 2019, the PIMCO Global Core Asset Allocation Fund is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Effective December 11, 2019, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi and Emmanuel Sharef.

Effective December 11, 2019, the PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV are jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Effective December 11, 2019, the PIMCO Total Return ESG Fund is jointly and primarily managed by Scott Mather, Mark Kiesel, Mohit Mittal and Jelle Brons. Effective December 11, 2019, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Nic Johnson, Greg Sharenow and Steve Rodosky. Effective December 11, 2019, the PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund are jointly and primarily managed by Nic Johnson, Steve Rodosky and Daniel He. Effective December 11, 2019, the PIMCO Long-Term Real Return Fund and PIMCO Real Return Fund are jointly and primarily managed by Steve Rodosky and Daniel He. Information for Mr. He is as of November 30, 2019.

In addition, effective December 11, 2019, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
He2	PIMCO Inflation Response Multi-Asset	None
	PIMCO Long-Term Real Return	None
	PIMCO Real Return	None
	PIMCO RealEstateRealReturn Strategy	None

[2]

Effective December 11, 2019, Mr. He co-manages the PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund. Information for Mr. He is as of November 30, 2019.

Investors Should Retain This Supplement For Future Reference

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